Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	June 30, 2026	December 31, 2025
Construction in progress	$7,028,347	$8,386,394
Machinery	179,733,252	172,767,448
Building	85,963,381	83,343,942
Leasehold improvement	6,060,439	6,060,439
Office equipment	6,176,068	4,121,355
Vehicle	450,756	401,024
Total property and equipment	285,412,243	275,080,602
Less: accumulated depreciation	(78,835,120)	(54,432,453)
Total property and equipment, net	$206,577,123	$220,648,149